Segment Information (Details)	12 Months Ended
	Dec. 31, 2023 item segment	Dec. 31, 2022 item	Dec. 31, 2021
Segment Information
Number of reportable segments | segment	1
Number of time charters	16	12
Number of bareboat charters		4
Revenues | KNOT | Customer concentration risk
Segment Information
Benchmark percentage of revenues and combined revenues concentration	10.00%	7.00%	2.00%
Minimum | Revenues | Customer concentration risk
Segment Information
Benchmark percentage of revenues and combined revenues concentration	10.00%	10.00%	10.00%